Accrued Pension And Severance Costs (Schedule Of Estimated Prior Service Cost And Actuarial Loss For Defined Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ 919
Prior service benefit	(168)
Estimated prior service cost and actuarial loss for the defined benefit pension plans	751
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	276
Estimated prior service cost and actuarial loss for the defined benefit pension plans	¥ 276